Post-employment benefits for associates - Summary of funded and unfunded DBO and net liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Past service costs and settlements	$ 18	$ 154	$ (2)
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit obligation (asset) at beginning of period	315	278
Current service cost	24	31
Interest cost (income)	3	5
Past service costs and settlements	(18)	11
Administrative expenses	1	1
Currency translation effects	(17)	20
Employer contributions	23	25
Effect of acquisitions, divestments or transfers	(14)	(12)
Net defined benefit obligation (asset) at end of period	270	315	278
Funded status	(250)	(298)
Limitation on recognition of fund surplus at January 1	(17)	(6)
Change in limitation on recognition of fund surplus (including exchange rate differences)	(3)	(11)
Limitation on recognition of fund surplus at December 31	(20)	(17)	(6)
Pension plans | Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit obligation (asset) at beginning of period	817	723
Current service cost	24	31
Interest cost (income)	9	12
Past service costs and settlements	(38)	9
Administrative expenses	1	1
Remeasurement (gains)/losses arising from changes in financial assumptions	(22)	38
Remeasurement losses/(gains) arising from changes in demographic assumptions	0	2
Remeasurement losses/(gains) arising from experience-related changes	67	(13)
Currency translation effects	(35)	44
Benefit payments	37	36
Contributions of associates	(5)	(6)
Net defined benefit obligation (asset) at end of period	791	817	723
Pension plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit obligation (asset) at beginning of period	(519)	(451)
Interest cost (income)	(6)	(7)
Return on plan assets excluding interest income	49	32
Currency translation effects	18	(24)
Benefit payments	(37)	(36)
Employer contributions	23	25
Contributions of associates	5	6
Settlements	(20)	(2)
Effect of acquisitions, divestments or transfers	(14)	(12)
Net defined benefit obligation (asset) at end of period	(541)	(519)	(451)
Other post-employment benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit obligation (asset) at beginning of period	332	423
Current service cost	10	14
Interest cost (income)	7	15
Past service costs and settlements	0	(165)
Administrative expenses	0	0
Currency translation effects	0	0
Employer contributions	13	16
Effect of acquisitions, divestments or transfers	0	0
Net defined benefit obligation (asset) at end of period	300	332	423
Funded status	(300)	(332)
Change in limitation on recognition of fund surplus (including exchange rate differences)	0	0
Other post-employment benefit plans | Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit obligation (asset) at beginning of period	332	423
Current service cost	10	14
Interest cost (income)	7	15
Past service costs and settlements	0	(165)
Administrative expenses	0	0
Remeasurement (gains)/losses arising from changes in financial assumptions	(12)	92
Remeasurement losses/(gains) arising from changes in demographic assumptions	1	(4)
Remeasurement losses/(gains) arising from experience-related changes	(25)	(27)
Currency translation effects	0	0
Benefit payments	17	25
Contributions of associates	(4)	(9)
Net defined benefit obligation (asset) at end of period	300	332	423
Other post-employment benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit obligation (asset) at beginning of period	0	0
Interest cost (income)	0	0
Return on plan assets excluding interest income	0	0
Currency translation effects	0	0
Benefit payments	(17)	(25)
Employer contributions	13	16
Contributions of associates	4	9
Settlements	0	0
Effect of acquisitions, divestments or transfers	0	0
Net defined benefit obligation (asset) at end of period	$ 0	$ 0	$ 0